STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Total	General Partner [Member]	Assignees [Member]	Series Seven [Member]	Series Seven [Member] General Partner [Member]	Series Seven [Member] Assignees [Member]	Series Nine [Member]	Series Nine [Member] General Partner [Member]	Series Nine [Member] Assignees [Member]	Series Ten [Member]	Series Ten [Member] General Partner [Member]	Series Ten [Member] Assignees [Member]	Series Eleven [Member]	Series Eleven [Member] General Partner [Member]	Series Eleven [Member] Assignees [Member]	Series Twelve [Member]	Series Twelve [Member] General Partner [Member]	Series Twelve [Member] Assignees [Member]	Series Fourteen [Member]	Series Fourteen [Member] General Partner [Member]	Series Fourteen [Member] Assignees [Member]
Partners' capital (deficit) at Mar. 31, 2012	$ (19,409,753)	$ (1,575,033)	$ (17,834,720)	$ 0	$ 84,506	$ (84,506)	$ (6,395,625)	$ (398,794)	$ (5,996,831)	$ (1,766,862)	$ (212,581)	$ (1,554,281)	$ (792,952)	$ (222,614)	$ (570,338)	$ (3,731,144)	$ (288,442)	$ (3,442,702)	$ (6,723,170)	$ (537,108)	$ (6,186,062)
Net income (loss)	121,234	1,213	120,021	0	0	0	77,368	774	76,594	(49,977)	(500)	(49,477)	(22,413)	(224)	(22,189)	49,560	496	49,064	66,696	667	66,029
Partners' capital (deficit) at Mar. 31, 2013	(19,288,519)	(1,573,820)	(17,714,699)	0	84,506	(84,506)	(6,318,257)	(398,020)	(5,920,237)	(1,816,839)	(213,081)	(1,603,758)	(815,365)	(222,838)	(592,527)	(3,681,584)	(287,946)	(3,393,638)	(6,656,474)	(536,441)	(6,120,033)
Net income (loss)	1,764,877	17,647	1,747,230	0	0	0	(37,650)	(377)	(37,273)	174,126	1,741	172,385	(95,260)	(953)	(94,307)	693,634	6,936	686,698	1,030,027	10,300	1,019,727
Distributions	(198,635)	0	(198,635)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(198,635)	0	(198,635)
Partners' capital (deficit) at Mar. 31, 2014	$ (17,722,277)	$ (1,556,173)	$ (16,166,104)	$ 0	$ 84,506	$ (84,506)	$ (6,355,907)	$ (398,397)	$ (5,957,510)	$ (1,642,713)	$ (211,340)	$ (1,431,373)	$ (910,625)	$ (223,791)	$ (686,834)	$ (2,987,950)	$ (281,010)	$ (2,706,940)	$ (5,825,082)	$ (526,141)	$ (5,298,941)